Income Taxes - Schedule of Deferred Tax Assets, Net and Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets, current:
Inventory	$ 8,163	$ 13,791
Net operating loss carry-forwards	3,252	61,170
Bad debt allowance	11,083	6,416
Timing difference in cost recognition	29,202	20,698
Accrued liabilities	11,803	10,004
Vacation provision	2,269	2,512
Other	5,973	5,859
Total deferred tax asset, current	71,745	120,450
Valuation allowance for deferred tax assets, current	(4,444)	(62,254)
Total deferred tax asset net of valuation allowance, current	67,301	58,196
Deferred tax assets, non-current:
Net operating loss carry-forwards	829,809	621,694
Asset retirement obligation	4,773	8,212
Property, plant and equipment	29,112	62,221
Pension obligations	19,317	19,579
Other	5,164	3,667
Total deferred tax assets, non-current	888,175	715,373
Valuation allowance for deferred tax assets, non-current	(598,998)	(484,144)
Total deferred tax asset net of valuation allowance, non-current	289,177	231,229
Total deferred tax asset, net	356,478	289,425
Deferred tax liabilities, current:
Timing difference in revenue recognition	2,146	5,399
Timing difference in cost recognition	4,995	6,941
Inventories	43,646	37,518
Bad debt allowance	6,621	9,258
Other	12,696	9,312
Total deferred tax liabilities, current	70,104	68,428
Deferred tax liabilities, non-current:
Property, plant and equipment	404,248	406,445
Mineral licenses	929,139	969,278
Timing difference in cost recognition	3,057	825
Other	30,486	18,546
Total deferred tax liabilities, non-current	1,366,930	1,395,094
Total deferred tax liability	$ 1,437,034	$ 1,463,522